Taxation (Movement of Valuation Allowance for Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Beiginning balance	$ 256,347	$ 216,174	$ 153,559
Provision for the year	49,529	66,092	83,078
Reversal for the year	(8,253)	(39,004)	(10,952)
Foreign currency translation adjustment	(12,398)	13,085	(9,511)
Ending balance	$ 285,225	$ 256,347	$ 216,174